COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Minimum Annual Rental Commitments
The minimum annual rental commitments of the Bank under all noncancelable leases with terms of one year or more at December 31, 2012 are as follows:

Year ending December 31,	2012
(in thousands)
2013	$470
2014	399
2015	236
2016	168
2017	133
Thereafter	948
Total	$2,354